INCOME TAX - Summary of Tax Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major Components Of Tax Expense Income [Line Items]
Deferred (note 17)	$ 0.0	$ 0.0	$ 0.0
Total tax charge/(credit) for the year	14.2	18.9	(1.9)
United States of America
Major Components Of Tax Expense Income [Line Items]
Current	4.5	1.0	0.5
Elsewhere
Major Components Of Tax Expense Income [Line Items]
Current	$ 9.7	$ 17.9	$ (2.4)